Stock-Based Compensation (Summary Of Nucor's Restricted Stock Unit Activity Under AIP And LTIP) (Details) (RSA [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
RSA [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year, shares	141	240	375
Granted, shares	118	131	256
Vested, shares	(165)	(230)	(391)
Canceled, shares
Unvested at end of year, shares	94	141	240
Unvested, grant date fair value at beginning of year	$ 44.62	$ 50.75	$ 61.57
Granted, grant date fair value	$ 46.41	$ 44.82	$ 32.16
Vested, grant date fair value	$ 47.13	$ 51.13	$ 48.96
Canceled, grant date fair value
Unvested, grant date fair value at end of year	$ 42.46	$ 44.62	$ 50.75
Shares reserved for future grants	1,482	1,600	1,731